Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Composition of intangible assets and accumulated amortization, by principal groups, and the movements

	Cost		Accumulated depreciation
	Carrying amount at beginning of year	Carrying amount at end of year	Carrying amount at beginning of year	Additions	Carrying amount at end of year	Depreciated balance as at December 31, 2016
	NIS in thousands		NIS in thousands			NIS in thousands
Software	104	104	103	1	104	—
IPR&D	1,720	1,720	—	89	89	1,631
	1,824	1,824	103	90	193	1,631

	Costs		Accumulated amortization
	Carrying amount at beginning of year	Carrying amount at end of year	Carrying amount at beginning of year	Addition	Carrying amount at end of year	Amortized balance as at December 31, 2017
	NIS in thousands		NIS in thousands			NIS in thousands
Software	104	104	104	—	104	-
IPR&D	1,720	1,720	89	177	266	1,454
	1,824	1,824	193	177	370	1,454

	Costs		Accumulated amortization
	Carrying amount at beginning of year	Carrying amount at end of year	Carrying amount at beginning of year	Addition	Carrying amount at end of year	Amortized balance as at December 31, 2018
	NIS in thousands		NIS in thousands			NIS in thousands
IPR&D	1,720	1,720	266	181	447	1,273
	1,720	1,720	266	181	447	1,273